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<FILENAME pscm03311313fhr.txt


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prince Street Capital Management LLC

Address:  888 7th Avenue
          26th Floor
          New York, New York 10019
          Attention: Peter O. McKown

13F File Number: 028-15099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter O. McKown
Title:  Senior Partner / Chief Compliance Officer
Phone:  (212) 931-5140


Signature, Place and Date of Signing:

/s/ Peter O. McKown                New York, New York             3/14/2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $34,705
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-15099                            PSCM LLC

----       ----------------------               ------------------------------


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

                                                FORM 13F INFORMATION TABLE


COL 1                          COL 2                COL 3      COL 4         COL 5           COL 6       COL 7      COL 8

                               TITLE                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS             CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS  SOLE  SHARED     NONE
--------------                 ---------            ------     --------- --------  --- ----  ----------  ----- ----- -------    ----
Gran Tierra Energy Inc	       COM		    38500T101	 1,399     240,000 SH        SOLE        0     240,000    0     0
BPZ RESOURCES INC              ADR                  055639108    4,638   2,043,380 SH        SOLE        0   2,043,380    0     0
Cia Brasileira de Distribuicao ADR                  20440T201    5,099      95,700 SH        SOLE        0     95,700     0     0
TAIWAN SEMICONDUCTOR (ADR)     ADR                  874039100    1,167      67,900 SH        SOLE        0     67,900     0     0
Empresa Nacional de Electricid ADR                  29244T101    2,020      38,056 SH        SOLE        0     38,056     0     0
Icici Bank (ADR)               ADR                  45104G104    7,087     165,200 SH        SOLE        0     165,200    0     0
Ishares MSCI EM		       ADR		    464287234	 8,554	   200,000 SH PUT    SOLE        0     200,000    0     0
Market Vectors Vietnam ETF     ADR                  57060U761    3,219     157,700 SH        SOLE        0     157,700    0     0
Silicon Motion (ADR)           ADR                  82706C108    1,522     130,000 SH        SOLE        0     130,000    0     0



